Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	2,728	$896,666
RTX Corp.	25,307	3,066,196
		3,962,862
Agriculture — 3.3%
Philip Morris International, Inc.	47,078	5,715,269
Apparel — 1.0%
NIKE, Inc., Class B	20,000	1,768,000
Auto Manufacturers — 0.6%
PACCAR, Inc.	10,169	1,003,477
Auto Parts & Equipment — 1.1%
BorgWarner, Inc.	51,832	1,880,983
Banks — 7.6%
Citigroup, Inc.	58,190	3,642,694
JPMorgan Chase & Co.	31,203	6,579,464
Wells Fargo & Co.	53,436	3,018,600
		13,240,758
Biotechnology — 6.4%
Amgen, Inc.	3,805	1,226,009
Gilead Sciences, Inc.	36,983	3,100,655
Regeneron Pharmaceuticals, Inc.*	4,204	4,419,413
United Therapeutics Corp.*	6,610	2,368,693
		11,114,770
Building Materials — 0.8%
Builders FirstSource, Inc.*	7,248	1,405,097
Chemicals — 1.7%
CF Industries Holdings, Inc.	12,710	1,090,518
LyondellBasell Industries N.V., Class A	7,441	713,592
PPG Industries, Inc.	9,311	1,233,335
		3,037,445
Commercial Services — 3.1%
Robert Half, Inc.	18,551	1,250,523
S&P Global, Inc.	8,080	4,174,290
		5,424,813
Computers — 3.9%
Accenture PLC, Class A	13,352	4,719,665
TE Connectivity PLC	13,910	2,100,271
		6,819,936
Distribution & Wholesale — 0.3%
LKQ Corp.	11,764	469,619
Diversified Financial Services — 1.1%
Mastercard, Inc., Class A	3,980	1,965,324
Electrical Components & Equipment — 1.8%
Emerson Electric Co.	13,421	1,467,855
Generac Holdings, Inc.*	11,080	1,760,390
		3,228,245
	Number of Shares	Value†

Electronics — 2.0%
Allegion PLC	7,808	$1,137,938
nVent Electric PLC	32,296	2,269,117
		3,407,055
Environmental Control — 1.0%
Veralto Corp.	15,980	1,787,523
Healthcare Products — 1.7%
GE HealthCare Technologies, Inc.	31,570	2,962,845
Healthcare Services — 3.2%
Elevance Health, Inc.	10,721	5,574,920
Home Builders — 0.7%
D.R. Horton, Inc.	6,778	1,293,039
Insurance — 7.2%
Axis Capital Holdings Ltd.	39,827	3,170,627
Berkshire Hathaway, Inc., Class B*	14,796	6,810,007
MetLife, Inc.	14,023	1,156,617
MGIC Investment Corp.	54,490	1,394,944
		12,532,195
Investment Companies — 0.7%
Blackstone Secured Lending Fund	39,450	1,155,491
Iron & Steel — 1.6%
Steel Dynamics, Inc.	21,720	2,738,458
Machinery — Construction & Mining — 0.5%
Oshkosh Corp.	9,520	953,999
Machinery — Diversified — 1.4%
Dover Corp.	5,554	1,064,924
Westinghouse Air Brake Technologies Corp.	7,126	1,295,293
		2,360,217
Media — 2.2%
Comcast Corp., Class A	93,038	3,886,197
Miscellaneous Manufacturing — 1.1%
A.O. Smith Corp.	12,270	1,102,214
Textron, Inc.	8,460	749,387
		1,851,601
Oil & Gas — 6.4%
Chevron Corp.	12,718	1,872,980
ConocoPhillips	15,787	1,662,055
EOG Resources, Inc.	28,727	3,531,410
Helmerich & Payne, Inc.	30,671	933,012
Phillips 66	24,172	3,177,410
		11,176,867
Oil & Gas Services — 0.2%
ChampionX Corp.	13,977	421,407
Pharmaceuticals — 7.7%
Cencora, Inc.	19,017	4,280,346
Johnson & Johnson	25,220	4,087,153

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc.	27,030	$3,069,527
Roche Holding AG, ADR	50,910	2,033,855
		13,470,881
Retail — 11.2%
Casey's General Stores, Inc.	5,050	1,897,336
Ferguson Enterprises, Inc.	6,967	1,383,437
Lululemon Athletica, Inc.*	5,810	1,576,544
MSC Industrial Direct Co., Inc., Class A	9,400	808,964
Ross Stores, Inc.	23,539	3,542,855
Starbucks Corp.	26,560	2,589,334
Walmart, Inc.	94,810	7,655,907
		19,454,377
Semiconductors — 5.2%
Intel Corp.	44,260	1,038,340
QUALCOMM, Inc.	14,405	2,449,570
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,532	2,002,762
Texas Instruments, Inc.	17,630	3,641,829
		9,132,501
Software — 5.5%
Electronic Arts, Inc.	28,430	4,077,999
Fiserv, Inc.*	30,442	5,468,905
		9,546,904
Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	13,490	2,324,732
United Parcel Service, Inc., Class B	9,110	1,242,057
		3,566,789
TOTAL COMMON STOCKS (Cost $137,868,092)		168,309,864

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Storage & Warehousing — 0.9%
Public Storage (Cost $1,226,093)	4,610	1,677,440

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $4,319,796)	4,319,796	4,319,796
TOTAL INVESTMENTS — 99.9% (Cost $143,413,981)		$174,307,100
Other Assets & Liabilities — 0.1%		136,486
TOTAL NET ASSETS — 100.0%		$174,443,586

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 9/30/2024††
United States	89%
Ireland	5
Bermuda	2
United Kingdom	1
Switzerland	1
Taiwan	1
Canada	1
Total	100%
††	% of total investments as of September 30, 2024.

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